Consolidated Statements of Income or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Vessel revenue	$ 704,325	$ 585,047	$ 512,732
Operating expenses
Vessel operating costs	(294,531)	(280,460)	(231,227)
Voyage expenses	(6,160)	(5,146)	(7,733)
Charterhire	(4,399)	(59,632)	(75,750)
Depreciation - owned or finance leased vessels	(180,052)	(176,723)	(141,418)
Depreciation, right-of-use assets	(26,916)	0	0
General and administrative expenses	(62,295)	(52,272)	(47,511)
Loss on sales of vessels, net	0	0	(23,345)
Merger transaction related costs	0	(272)	(36,114)
Bargain purchase gain	0	0	5,417
Total operating expenses	(574,353)	(574,505)	(557,681)
Operating income / (loss)	129,972	10,542	(44,949)
Other (expense) and income, net
Financial expenses	(186,235)	(186,628)	(116,240)
Loss on exchange of convertible notes	0	(17,838)	0
Realized loss on derivative financial instruments	0	0	(116)
Realized loss on derivative financial instruments			0
Financial income	8,182	4,458	1,538
Other expenses, net	(409)	(605)	1,527
Total other expense, net	(178,462)	(200,613)	(113,291)
Net loss	(48,490)	(190,071)	(158,240)
Attributable to:
Equity holders of the parent	$ (48,490)	$ (190,071)	$ (158,240)
Loss per share
Basic (in USD per share)	$ (0.97)	$ (5.46)	$ (7.35)
Diluted (in USD per share)	$ (0.97)	$ (5.46)	$ (7.35)
Basic weighted average shares outstanding (in shares)	49,857,998	34,824,311	21,533,340
Diluted weighted average shares outstanding (in shares)	49,857,998	34,824,311	21,533,340